STOCK-BASED COMPENSATION - Other Share-Based Compensation (Details) (USD $)	12 Months Ended						12 Months Ended			3 Months Ended	12 Months Ended	1 Months Ended			3 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 30, 2013	Mar. 31, 2012	Sep. 29, 2006	Dec. 31, 2011 Phantom Share Units (PSUs) [Member]	Dec. 31, 2010 Phantom Share Units (PSUs) [Member]	Dec. 31, 2012 Phantom Share Units (PSUs) [Member]	Mar. 30, 2013 Ply Gem Prime [Member]	Dec. 31, 2012 Ply Gem Prime [Member]	Jan. 31, 2012 January Award [Member] Restricted Stock [Member] member_of_board_of_directors	Dec. 31, 2012 December Award [Member] Restricted Stock [Member] member_of_board_of_directors	Jan. 31, 2012 Board of Directors [Member] January Award [Member] Restricted Stock [Member]	Mar. 31, 2012 Board of Directors [Member] January Award [Member] Restricted Stock [Member]	Dec. 31, 2012 Board of Directors [Member] January Award [Member] Restricted Stock [Member]	Dec. 31, 2012 Board of Directors [Member] December Award [Member] Restricted Stock [Member]	Mar. 30, 2013 Board of Directors [Member] December Award [Member] Restricted Stock [Member]	Dec. 31, 2012 Board of Directors [Member] December Award [Member] Restricted Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock annual vesting percentage (in hundreths)	20.00%
Repurchase price per share under put right formula						$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Common Stock Shares Owned by Management beginning balance (in shares)	100	100		100	100					454,672,000	452,872,000
Shares issued (in shares)										0	1,800,000
Shares repurchased (in shares)										0	0
Common Stock Shares Owned by Management ending balance (in shares)	100	100	100	100	100					454,672,000	454,672,000
Restricted Stock [Abstract]
Restricted shares														600			600
Independent members of the Board of Directors receiving award												3	3
Time period over which award will be expensed																	12 years
Compensation expense	$ 1,700,000	$ 400,000	$ 200,000												$ 45,000	$ 180,000		$ 45,000	$ 10,000
Phantom stock [Abstract]
Valuation multiplier for phantom common stock units (usd per share)									$ 10.00
Interest, at an annual rate (in hundredths)							10.00%		10.00%
Payment made for phantom stocks							$ 2,300,000	$ 2,100,000